Property and equipment (Tables)	12 Months Ended
Mar. 28, 2026
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
The components of property and equipment are as follows:

	As of
	March 28, 2026	March 29, 2025
	(In thousands)
Leasehold improvements	$42,951	$39,719
Furniture, fixtures and equipment	16,439	16,063
Software and electronic equipment	17,119	16,643

	76,509	72,425
Accumulated depreciation and impairment charges	(53,342)	(47,045)

	$23,167	$25,380